EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 242.6	$ 229.9
Social security, pension and government-mandated programs	101.6	90.2
Other benefits	18.7	14.3
Total employee compensation and benefits expenses	362.9	334.4
Less: capitalized to property, plant and equipment	(20.0)	(21.3)
Post-employment benefit expense, defined contribution plans	6.3	3.7
Defined contribution plan, employer matching contribution, payable	9.1	5.4
General And Administrative Expense
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Total employee compensation and benefits expenses	62.3	51.5
Exploration And Evaluation Expense
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Total employee compensation and benefits expenses	17.2	14.4
Cost Of Sales
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Total employee compensation and benefits expenses	$ 263.4	$ 247.2